Notes to the cash flow statements - Non-cash financing activities and restricted cash (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Non-cash financing activities
Shares issued under the dividend reinvestment plan	$ 273	$ 1,159	$ 330
Shares issued under the dividend reinvestment plan, percentage movement from prior period	(76.00%)
Shares issued under the dividend reinvestment plan, percentage movement from same period in prior year	(17.00%)
Increase in lease liabilities	$ 88
Gains (losses) recognised when control of subsidiary is lost			3
Minimum balances with central banks	$ 307	$ 330	330
Ascalon Capital Managers (Asia) Limited and Ascalon Capital Managers Limited
Non-cash financing activities
Gains (losses) recognised when control of subsidiary is lost			3
Cash consideration received (paid), net of transaction costs and cash held			$ 1